Account receivables	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Account receivables	3 Account receivables
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Account receivables	4,757,754	496,012	363,060
Less: allowance for credit losses	(546,892)	-	-
	4,210,862	496,012	363,060